Related Party Transactions and Balances (Details 3)	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Aggregated principal amount	$ 13,391,370
Short term bank loans, Total	7,631,641
Tianshan Rural Commercial Bank [Member]
Related Party Transaction [Line Items]
Aggregated principal amount	8,639,593
Short term bank loans, Total	$ 2,879,864
Shareholders and related parties	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd [Member]
Related Party Transaction [Line Items]
Aggregated principal amount	$ 1,439,932
Short term bank loans, Total	$ 1,439,932
Shareholders and related parties	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank [Member]
Related Party Transaction [Line Items]
Aggregated principal amount	$ 3,311,845
Short term bank loans, Total	$ 3,311,845
Shareholders and related parties	General manager of the Company and non-controlling shareholders of the Company